Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total intangible assets subject to amortization
Gross Amount	$ 289,231		$ 282,411	$ 275,135
Accumulated Amortization	(102,881)		(95,129)	(68,678)
Net Carrying Value	186,350		187,282	206,457
Total intangible assets not subject to amortization
Total intangible assets, gross	289,817		282,997	275,721
Total intangible assets, net	186,936		187,868	207,043
Amortization expense	7,900	$ 7,300	29,900	28,600	$ 27,200
In-process research and development reclassified to developed technology as technological feasibility was achieved				3,000	$ 3,000
In-process research and development
Total intangible assets not subject to amortization
Indefinite lived intangible assets	586		586	586
Developed technology
Total intangible assets subject to amortization
Gross Amount	111,488		107,938	107,938
Accumulated Amortization	(45,507)		(42,260)	(29,433)
Net Carrying Value	65,981		65,678	78,505
Customer relationships
Total intangible assets subject to amortization
Gross Amount	94,875		94,875	94,875
Accumulated Amortization	(28,080)		(26,205)	(18,702)
Net Carrying Value	66,795		68,670	76,173
Trade names
Total intangible assets subject to amortization
Gross Amount	56,674		56,640	56,436
Accumulated Amortization	(21,173)		(19,754)	(14,084)
Net Carrying Value	35,501		36,886	42,352
Product backlog
Total intangible assets subject to amortization
Gross Amount				2,185
Accumulated Amortization				(2,117)
Net Carrying Value				68
Capitalized internal-use software
Total intangible assets subject to amortization
Gross Amount	25,180		21,881	11,422
Accumulated Amortization	(7,697)		(6,375)	(2,995)
Net Carrying Value	17,483		15,506	8,427
Non-compete agreements
Total intangible assets subject to amortization
Gross Amount				1,224
Accumulated Amortization				(1,014)
Net Carrying Value				210
Other intangible assets
Total intangible assets subject to amortization
Gross Amount	1,014		1,077	1,055
Accumulated Amortization	(424)		(535)	(333)
Net Carrying Value	$ 590		$ 542	$ 722